Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Available-for-sale securities, at fair value:
Fixed maturities (amortized cost: $62,441.9 and $50,264.0)		$ 60,378.2	$ 46,651.9
Short-term investments (amortized cost: $1,789.9 and $2,861.7)		1,789.9	2,861.7
Total available-for-sale securities		62,168.1	49,513.6
Equity securities, at fair value:
Nonredeemable preferred stocks (cost: $977.1 and $1,364.2)		902.1	1,213.2
Common equities (cost: $706.0 and $826.1)		2,928.4	2,821.5
Total equity securities		3,830.5	4,034.7
Total investments		65,998.6	53,548.3
Cash and cash equivalents		84.9	203.5
Restricted cash and cash equivalents		14.7	17.4
Total cash, cash equivalents, restricted cash, and restricted cash equivalents		99.6	220.9
Accrued investment income		438.0	282.5
Premiums receivable, net of allowance for credit losses of $369.1 and $343.3		11,958.2	10,416.9
Reinsurance recoverables		5,093.9	5,832.1
Prepaid reinsurance premiums		249.8	295.5
Deferred acquisition costs		1,687.4	1,544.4
Property and equipment, net of accumulated depreciation of $1,655.1 and $1,551.1		880.8	1,034.0
Net federal deferred income taxes		936.0	1,131.5
Other assets		1,348.5	1,158.9
Total assets		88,690.8	75,465.0
Liabilities
Unearned premiums		20,133.7	17,293.6
Loss and loss adjustment expense reserves		34,389.2	30,359.3
Accounts payable, accrued expenses, and other liabilities	[1]	7,002.2	5,532.8
Debt	[2]	6,888.6	6,388.3
Total liabilities		68,413.7	59,574.0
Shareholders' Equity
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 212.3 and 212.7)		585.3	584.9
Paid-in capital		2,013.1	1,893.0
Retained earnings		18,800.5	15,721.2
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on fixed-maturity securities		(1,600.8)	(2,786.3)
Net unrealized losses on forecasted transactions		(14.0)	(14.5)
Foreign currency translation adjustment		(0.9)	(1.2)
Total accumulated other comprehensive income (loss)		(1,615.7)	(2,802.0)
Total shareholders’ equity		20,277.1	15,891.0
Total liabilities and shareholders’ equity		$ 88,690.8	$ 75,465.0

[1]	See Note 1 – Reporting and Accounting Policies, Commitments and Contingencies and Note 12 – Litigation for further discussion.
[2]	Consists of long-term debt. See Note 4 – Debt for further discussion.